Goodwill And Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of transactions effecting goodwill
Balance at December 31, 2013	$8,395

Effect of currency translation on Apex	(80)
Balance at March 31, 2014	$8,315

Balance as of January 1, 2012	$5,538
Acquisition of Apex in June	2,449
Adjustment to Apex goodwill	37
Tax adjustment to Apex goodwill	(9)
Acquisition of Illume in July	444
Impact of foreign currency translation	112

Balance as of December 31, 2012	8,571
Impact of foreign currency translation	(176)

Balance as of December 31, 2013	$8,395

Schedule of intangible assets and accumulated amortization

	March 31, 2014			December 31, 2013
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net

Customer relationships	$3,214	$(1,759)	$1,455	$3,264	$(1,654)	$1,610
Contractor and resume databases	675	(439)	236	675	(405)	270
Tradename	849	(410)	439	862	(364)	498
Internal use software	2,721	(1,474)	1,247	2,802	(1,299)	1,503
Covenant not to compete	104	(90)	14	104	(78)	26

	$7,563	$(4,172)	$3,391	$7,707	$(3,800)	$3,907

	December 31,
	2013				2012
		Accumulated		WA		Accumulated		WA
	Gross	Amortization	Net	Life	Gross	Amortization	Net	Life

Customer relationships	$3,264	$(1,654)	$1,610	6.5	$3,373	$(966)	$2,407	7.6
Contractor and resume databases	675	(405)	270	2.0	675	(270)	405	3.0
Tradename	862	(364)	498	4.6	893	(193)	700	5.3
Internal use software	2,802	(1,299)	1,503	2.1	2,978	(545)	2,433	3.1
Covenant not to compete	104	(78)	26	0.6	105	(27)	78	1.5

	$7,707	$(3,800)	$3,907	4.2	$8,024	$(2,001)	$6,023	5.1

Schedule of expected emortization expense in the next five years
Year	Amount

2014	$1,593
2015	1,357
2016	318
2017	243
2018	189
Thereafter	207

Total	$3,907